                                                       Rule 497(e)
                                                       Registration No. 33-65632


                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO INVESTOR SHARES PROSPECTUS DATED MARCH 1, 1998

                            -------------------------


The fifth sentence in the third full paragraph on page 23 of the Prospectus is amended to read as follows:

     Mr. Richard Gotterer, Assistant Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund.


March 20, 1998

                                                       Rule 497(e)
                                                       Registration No. 33-65632


                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO ADVISOR SHARES PROSPECTUS DATED MARCH 1, 1998

                            -------------------------


The penultimate sentence in the carry-over paragraph on the top of page 18 of the Prospectus is amended to read as follows:

    Mr. Richard Gotterer, Assistant Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund.


March 20, 1998

                                       -2-